CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 15,461	$ 11,717
Short-term bank deposits	85,900	60,720
Restricted deposits	1,100	1,480
Available-for-sale marketable securities	5,319	11,531
Trade receivables, net	36,288	30,829
Other receivables and prepaid expenses	8,629	8,490
Inventories	12,256	11,092
Total current assets	164,953	135,859
LONG-TERM ASSETS:
Long-term bank deposits	215	215
Severance pay fund	369	407
Operating lease right-of-use assets	7,134	8,513
Trade receivables, net	5,991	6,643
Other assets	1,203	1,639
Total long-term assets	14,912	17,417
PROPERTY AND EQUIPMENT, NET	14,809	15,000
GOODWILL AND INTANGIBLE ASSETS, NET	34,668	35,138
Total assets	229,342	203,414
CURRENT LIABILITIES:
Trade payables	3,003	3,940
Deferred revenues	26,765	22,138
Short-term operating lease liabilities	2,722	2,785
Other payables and accrued expenses	26,073	26,250
Total current liabilities	58,563	55,113
LONG-TERM LIABILITIES:
Deferred revenues	12,444	15,942
Long-term operating lease liabilities	3,588	5,467
Accrued severance pay	866	884
Convertible Debt	39,475	0
Total long-term liabilities	56,373	22,293
SHAREHOLDERS' EQUITY	114,406	126,008
Total liabilities and shareholders' equity	$ 229,342	$ 203,414